UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    PRS International Investment Advisory Services Inc.
Address: 801 Brickell Ave., 16th Floor

         Miami, Florida  33131

13F File Number:  28-10997

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Blanca Smith
Title:     Chief Operating Officer
Phone:     305-381-8340

Signature, Place, and Date of Signing:

     Blanca Smith     Miami, FL/USA     November 09, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $25,340 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Assurant Inc.                  Preferred Stock  349573AA3     1048      750 SH       SOLE                      750
Avanex Corp.                   Common Stock     05348W109      311   180000 SH       SOLE                   180000
BHP Billiton LTD ADR           Common Stock     088606108      227     6000 SH       SOLE                     6000
Chicos Fashion Inc             Common Stock     168615102      237    11000 SH       SOLE                    11000
CMGI Inc.                      Common Stock     125750109      140   132500 SH       SOLE                   132500
ConocoPhilips                  Common Stock     20825C104     1250    21000 SH       SOLE                    21000
Dril-Quip Inc.                 Common Stock     262037104      948    14000 SH       SOLE                    14000
EMC CORP MASS                  Common Stock     268648102      156    13000 SH       SOLE                    13000
Equity Office Properties 5.25% Preferred Stock  294741509     2314    40000 SH       SOLE                    40000
Federal Service Acquisition Co Common Stock     313833105      547   100000 SH       SOLE                   100000
First Data                     Common Stock     319963104      714    17000 SH       SOLE                    17000
Goldcorp Inc.                  Common Stock     380956409      909    38500 SH       SOLE                    38500
Hurray Holding Co. Ltd.        Common Stock     447773102       87    14000 SH       SOLE                    14000
India Global Capital           Common Stock     45408X100      573   104200 SH       SOLE                   104200
India Hospitality Corporation  Common Stock     KYG476011     1100   200000 SH       SOLE                   200000
International Coal Group       Common Stock     45928h106      422   100000 SH       SOLE                   100000
International Paper Co.        Common Stock     460146103      346    10000 SH       SOLE                    10000
Ishares MSCI Emerging Markets  Common Stock     464287234     1258    13000 SH       SOLE                    13000
Ishares Trans DJ               Common Stock     464287192     1169    14600 SH       SOLE                    14600
JK Acquisition Corp.           Common Stock     47759H106      519    94800 SH       SOLE                    94800
Kansas City Southern 4.25%     Preferred Stock  485170708     2847     3000 SH       SOLE                     3000
Massey Energy                  Common Stock     576206106      503    24000 SH       SOLE                    24000
National OilWell Varco Inc.    Common Stock     637071101      351     6000 SH       SOLE                     6000
Newmont Mining Corp            Common Stock     651639106      812    19000 SH       SOLE                    19000
Oil SVC Holdrs TR Depository R Common Stock     678002106      506     3900 SH       SOLE                     3900
Schlumberger Ltd.              Common Stock     806857108      620    10000 SH       SOLE                    10000
Sealy Corp.                    Common Stock     812139301      359    27500 SH       SOLE                    27500
Sirius Satellite Radio Inc     Common Stock     82966U103      469   120000 SH       SOLE                   120000
Six Flags 7 1/4 08/15/09 PFD   Preferred Stock  83001p505      452    21200 SH       SOLE                    21200
Solectron                      Common Stock     834182107      152    46700 SH       SOLE                    46700
Streettracks Gold Trust        Common Stock     863307104      565     9500 SH       SOLE                     9500
Suncor Energy Inc.             Common Stock     867229106      951    13200 SH       SOLE                    13200
Trinity Industry Leasing Co.   Common Stock     896522109      225     7000 SH       SOLE                     7000
Universal Corp.                Common Stock     913456109      270     7400 SH       SOLE                     7400
Universal Corp.                Preferred Stock  913456307     1010     1000 SH       SOLE                     1000
Viceroy Acquisition Corp.      Common Stock     925621104      745   100000 SH       SOLE                   100000
Yahoo Inc.                     Common Stock     984332106      228     9000 SH       SOLE                     9000